Cover	Sep. 05, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity File Number	001-32597
Entity Registrant Name	CF INDUSTRIES HOLDINGS, INC.
Entity Central Index Key	0001324404
Entity Tax Identification Number	20-2697511
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2375 Waterview Drive
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	405-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false